Supplement, Dated June 6, 2005
to Statement of Additional Information, Dated May 1, 2005

Mutual of America Institutional Funds
320 Park Avenue, New York, New York 10022

Mutual of America Institutional Funds modifies its Statement of Additonal Information, dated May 1, 2005 by replacing pages 21-23 with the following:

Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark
Stephen Rich	Executive Vice President Portfolio Manager	Small Cap Value (Aggressive Equity)	Russell 2000® S&P 500®

Marguerite Wagner	Executive Vice President Portfolio Manager	Small Cap Growth (Aggressive Equity) Small Cap Growth (All America)	S&P 500® S&P 500®

Andrew Heiskell	Executive Vice President Director of Fixed Income	Bond Fund	Lehman Brothers Aggregate

Gary Wetterau	Senior Vice President Portfolio Manager	Bond Fund	Lehman Brothers Aggregate

Eleanor Innes	Second Vice President	Equity Index Mid-Cap Equity Index	S&P 500® S&P 400®

Other Information - Adviser

The Adviser's portfolio managers do not manage funds or portfolios for entities other than clients of the Adviser. The Adviser manages only funds of Mutual of America Institutional Funds, Mutual of America Investment Corporation, Inc., and a few individually managed pension plans holding contracts with the Insurance Company, all of which are identified below. The following information concerning the portfolio managers and the person, overseeing the index Funds is in addition to that provided in the Prospectus under the heading, "Portfolio Managers". The section under each person's name entitled "Ownership of Securities" sets forth a range within which the person's investments in the Investment Company Funds fall. The access persons of the Adviser are subject to restrictions contained in the Code of Ethics adopted by the Adviser in accordance with Rule 204A-1 under the Investment Advisers Act of 1940, which addresses conflicts of interest between access persons and a Fund. Trades are allocated pro rata among clients. The information is presented in tabular format followed by more detailed explanatory text.

Name	Title	Registered Investment Companies [Assets as of 4/22/05]	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Securities owned in the Fund*
Stephen Rich	Executive Vice President Portfolio Manager	Small Cap Value [$7 million]	0	Mutual of America Investment Corporation ("MOAIC") • Small Cap Value [$53 million]	0

Marguerite Wagner	Executive Vice President Portfolio Manager	Small Cap Growth [$6 million]	0	MOAIC • Small Cap Growth [$46 million]	0

Name	Title	Registered Investment Companies [Assets as of 4/22/05]	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Securities owned in the Fund*
Andrew Heiskell	Executive Vice President Director of Fixed Income	Bond Fund [$55 million]	0	MOAIC • Bond Fund [$55 million]	0

Gary Wetterau	Senior Vice President Portfolio Manager	Bond Fund [$55 million]	0	MOAIC • Bond Fund [$55 million]	0

Stephen Rich - Executive Vice President of the Adviser

• Length of Service:	1 year at Adviser 14 years investment experience

• Role:	Portfolio Manager for the Small Cap Value portfolio of the All America Fund and Aggressive Equity Fund

• Portfolios Managed:	Small Cap Value portfolio of Aggressive Equity Fund ($7 million)

• Other Accounts	MOAIC Small Cap Value ($53 million)

• Education:	Undergraduate - Princeton University M.B.A. - New York University

• Ownership of Securities:	There are no investments in the Funds because only institutional investors may purchase Fund shares. Listed below are investments in mutual funds within an affiliated fund complex.
Equity Index Fund - $1 - $10,000
All America Fund - $10,001 - $50,000

Marguerite Wagner - Executive Vice President of the Adviser

• Length of Service:	1 month at Adviser 20 years investment experience

• Role:	Portfolio Manager for the Small Cap Growth portfolio of the All America Fund and the Aggressive Equity Fund

• Portfolios Managed:	Small Cap Growth portfolio of Aggressive Equity Fund ($6 million) and All America Fund ($6 million)

• Other Accounts	MOAIC Small Cap Growth ($46 million)

• Education:	Undergraduate - Pennsylvania State University M.B.A. - New York University

• Ownership of Securities:	There are no investments in the Funds because only institutional investors may purchase Fund shares. There are no investments in mutual funds within an affiliated fund complex.

Gary Wetterau - Senior Vice President of the Adviser

• Length of Service:	9 years at Adviser 15 years investment experience

• Role:	Manager of Mortgage Backed portfolio of Fixed Income Funds

• Portfolios Managed:	Bond Fund ($55 million)

• Other Accounts	Girl Scouts USA Pension Plan ($41 million)
United Way CS Pension Plan ($19 million)
American Cancer Society Pension Plan ($25 million)
Diocese of St. Augustine Priests Retirement Account ($5 million)
Diocese of St. Augustine Laity Retirement Account ($9 million)
Mortgage Backed portfolio of MOAIC Bond Fund ($362 million)
Mortgage Backed portfolio of MOAIC Mid-Term Bond Fund ($72 million)
Mortgage Backed portfolio of MOAIC Short-Term Bond Fund ($31 million)
Mutual of America General Account ($5.7 billion)

• Education:	Undergraduate - U.S. Air Force Academy M.B.A. - University of Arizona

• Ownership of Securities:	There are no investments in the Funds because only institutional investors may purchase Fund shares. Listed below are investments in mutual funds within an affiliated fund complex.
Bond Fund - $10,001 - $50,000
Mid-Term Bond Fund - $10,001 - $50,000
Equity Index Fund - $50,001 - $100,000